Note 5 - Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Depreciation, Total	$ 934,000	$ 1,476,000
Property, Plant and Equipment, Net, Ending Balance	2,078,000	2,950,000	$ 1,873,000
Assets Leased to Others [Member]
Cost, Depreciation	499,000	735,000
Property, Plant and Equipment, Net, Ending Balance	$ 1,399,000	$ 1,811,000